Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Commercial paper	¥ 2,212	¥ 69,989
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial paper	¥ 2,212	¥ 69,989